Salaries and other employee expenses - Schedule of restricted stock granted to directors (Details) - Restricted Stocks	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	103,650	115,350	105,450
Granted (in shares)	249,203	57,000	63,000
Forfeited (in usd per share)	(986)
Vested (in shares)	(106,379)	(68,700)	(53,100)
Number of shares, outstanding at end (in shares)	245,488	103,650	115,350
Expected to vest (in shares)	245,488
Directors
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	103,650	115,350	105,450
Granted (in shares)	63,000	57,000	63,000
Forfeited (in usd per share)	0
Vested (in shares)	(51,300)	(68,700)	(53,100)
Number of shares, outstanding at end (in shares)	115,350	103,650	115,350
Expected to vest (in shares)	115,350
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 23.56	$ 16.31	$ 14.15
Granted (in usd per share) | $ / shares	39.38	29.18	17.69
Forfeited (in usd per share) | $ / shares	0
Vested (in usd per share) | $ / shares	21.36	16.05	13.75
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 33.18	$ 23.56	$ 16.31
Executives
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	0	0	0
Granted (in shares)	88,741	0	0
Forfeited (in usd per share)	0
Vested (in shares)	(30,703)	0	0
Number of shares, outstanding at end (in shares)	58,038	0	0
Expected to vest (in shares)	58,038
Employees
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares, outstanding at beginning (in shares)	0	0	0
Granted (in shares)	97,462	0	0
Forfeited (in usd per share)	(986)
Vested (in shares)	(24,376)	0	0
Number of shares, outstanding at end (in shares)	72,100	0	0
Expected to vest (in shares)	72,100
Executives and employees
Disclosure Of Sharebased Payment Arrangements [Line Items]
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 0	$ 0	$ 0
Granted (in usd per share) | $ / shares	38.02	0	0
Forfeited (in usd per share) | $ / shares	38.02
Vested (in usd per share) | $ / shares	38.02	0	0
Weighted average grant date fair value, expected to vest (in usd per share) | $ / shares	$ 38.02	$ 0	$ 0